UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 25.8%

Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 2.1%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,011,114
General Motors Co., 5.00%, 4/1/35		3,480	3,476,074

			$14,487,188

Commercial Services — 0.2%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,486,300

			$1,486,300

Computers — 3.3%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		13,021	$9,166,849
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		20,390	11,622,300
Western Digital Corp., 10.50%, 4/1/24(1)		1,730	1,686,750

			$22,475,899

Diversified Financial Services — 2.6%
Jefferies Group, LLC, 6.50%, 1/20/43		15,430	$14,440,274
Navient Corp., 5.625%, 8/1/33		3,914	2,778,940
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		1,079	757,997

			$17,977,211

Electronics — 0.5%
Avnet, Inc., 4.625%, 4/15/26		3,578	$3,690,908

			$3,690,908

Home Builders — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43		9,474	$7,294,980

			$7,294,980

Insurance — 0.5%
American International Group, Inc., 4.50%, 7/16/44		3,450	$3,344,406

			$3,344,406

Mining — 7.0%
Cliffs Natural Resources, Inc., 8.00%, 9/30/20(1)		12,802	$8,449,320
Freeport-McMoRan, Inc., 5.45%, 3/15/43		16,106	12,240,560
Southern Copper Corp., 5.25%, 11/8/42		13,575	11,751,769
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	12,113,300
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	3,376,945

			$47,931,894

Security		Principal Amount* (000’s omitted)	Value

Miscellaneous Manufacturing — 1.6%
Trinity Industries, Inc., 4.55%, 10/1/24		11,786	$10,973,685

			$10,973,685

Oil & Gas — 5.7%
Apache Corp., 4.25%, 1/15/44		3,800	$3,489,700
Devon Energy Corp., 5.85%, 12/15/25		3,190	3,354,358
Encana Corp., 3.90%, 11/15/21		5,270	4,828,637
Kinder Morgan, Inc., 4.30%, 6/1/25		4,460	4,426,586
Rowan Cos., Inc., 5.40%, 12/1/42		34,040	22,700,459

			$38,799,740

Retail — 0.7%
JC Penney Corp., Inc., 6.375%, 10/15/36		5,760	$4,478,400

			$4,478,400

Semiconductors — 0.5%
QUALCOMM, Inc., 4.80%, 5/20/45		3,295	$3,342,883

			$3,342,883

Total Corporate Bonds & Notes (identified cost $191,694,559)			$176,283,494

Foreign Corporate Bonds — 17.4%

Security		Principal Amount* (000’s omitted)	Value

Banks — 3.4%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(3)	AUD	18,905	$14,717,029
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,269,074

			$22,986,103

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		7,787	$7,629,999
Newcrest Finance Pty., Ltd., 5.75%, 11/15/41(1)		11,060	9,926,018

			$17,556,017

Miscellaneous Manufacturing — 1.0%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$7,151,350

			$7,151,350

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Oil & Gas — 7.1%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$12,615,636
Ensco PLC, 5.75%, 10/1/44		19,971	13,355,606
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		16,458	2,304,116
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	3,466,540
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)(4)		25,570	3,963,350
Petrobras Global Finance BV, 5.625%, 5/20/43		18,300	13,107,375

			$48,812,623

Telecommunications — 3.3%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$13,171,552
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)		35,100	9,213,750

			$22,385,302

Total Foreign Corporate Bonds (identified cost $186,965,172)			$118,891,395

Foreign Government Bonds — 20.2%

Security		Principal Amount* (000’s omitted)	Value

Australia — 0.5%
Queensland Treasury Corp., 5.50%, 6/21/21(3)	AUD	3,780	$3,304,485

			$3,304,485

Brazil — 1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	48,370	$13,010,429

			$13,010,429

Canada — 8.0%
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	30,650	$27,329,481
Canadian Government Bond, 0.75%, 3/1/21	CAD	34,830	27,619,438

			$54,948,919

Ecuador — 1.4%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$9,248,500

			$9,248,500

Malaysia — 1.0%
Malaysia Government Bond, 3.795%, 9/30/22	MYR	25,730	$6,596,299

			$6,596,299

Security		Principal Amount* (000’s omitted)	Value

Mexico — 1.9%
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	$12,870,395

			$12,870,395

Mongolia — 0.6%
Mongolia Government International Bond, 5.125%, 12/5/22(1)		5,600	$4,439,288

			$4,439,288

Norway — 0.9%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,147,103

			$6,147,103

Supranational — 4.0%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	42,310,000	$3,148,033
Inter-American Development Bank, 7.20%, 11/14/17	IDR	140,030,000	10,437,162
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,191,419
International Finance Corp., 6.45%, 10/30/18	INR	500,500	7,561,074

			$27,337,688

Total Foreign Government Bonds (identified cost $140,808,962)			$137,903,106

Convertible Bonds — 8.4%

Security		Principal Amount (000’s omitted)	Value

Health Care – Products — 1.2%
Hologic, Inc., 0.00%, 12/15/43		$6,720	$8,303,400

			$8,303,400

Home Builders — 3.9%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$13,940	$14,697,987
KB Home, 1.375%, 2/1/19		12,260	11,823,238

			$26,521,225

Machinery – Diversified — 2.3%
Chart Industries, Inc., 2.00%, 8/1/18		$16,955	$15,651,584

			$15,651,584

Oil & Gas — 0.3%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)		$10,124	$1,721,148

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Oil & Gas (continued)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(5)	$11,802	$284,086

		$2,005,234

Telecommunications — 0.7%
Ciena Corp., 3.75%, 10/15/18(1)	$4,445	$5,011,738

		$5,011,738

Total Convertible Bonds (identified cost $76,378,970)		$57,493,181

Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$815,181
Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,251
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,126,458

Total Commercial Mortgage-Backed Securities (identified cost $2,285,126)		$2,280,890

Tax-Exempt Investments — 0.8%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$2,053,626
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,646,127
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,249,275
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	335,597

Total Tax-Exempt Investments (identified cost $5,335,256)		$5,284,625

Senior Floating-Rate Loans — 1.5%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(7)
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20(8)	$233	$131,453
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20(8)	421	22,569

		$154,022

Food Services — 1.4%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$13,064	$9,661,770

		$9,661,770

Retailers (Except Food and Drug) — 0.1%
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	$390	$309,400

		$309,400

Total Senior Floating-Rate Loans (identified cost $10,740,631)		$10,125,192

Common Stocks — 17.3%

Security	Shares	Value

Automotive & Parts — 0.4%
Goodyear Tire & Rubber Co. (The)	99,809	$2,891,467

		$2,891,467

Banks — 0.6%
Regions Financial Corp.	412,807	$3,872,130

		$3,872,130

Business Equipment and Services — 0.0%
Education Management Corp.(8)(9)(10)	2,788,966	$0

		$0

Computers — 0.5%
International Business Machines Corp.	22,920	$3,344,945

		$3,344,945

Electronics — 0.6%
Thermo Fisher Scientific, Inc.	27,968	$4,034,384

		$4,034,384

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Home Builders — 2.9%
Lennar Corp., Class A	435,342	$19,725,346

		$19,725,346

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	73,780	$5,734,184

		$5,734,184

Mining — 1.2%
Cliffs Natural Resources, Inc.(10)	771,632	$4,066,501
Freeport-McMoRan, Inc.	307,517	4,305,238

		$8,371,739

Miscellaneous Manufacturing — 1.6%
General Electric Co.	89,307	$2,746,190
Ingersoll-Rand PLC	120,732	7,912,775

		$10,658,965

Oil & Gas — 4.4%
California Resources Corp.	11,462	$25,216
Chevron Corp.	34,592	3,534,611
Kinder Morgan, Inc.	420,503	7,468,133
Occidental Petroleum Corp.	122,434	9,384,566
Royal Dutch Shell PLC, Class B, ADR	105,550	5,631,092
SandRidge Energy, Inc.(10)	742,046	73,463
Seven Generations Energy, Ltd., Class A(10)	229,759	4,046,923

		$30,164,004

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	8,495	$1,501,831
Boston Properties, Inc.	12,368	1,593,740
VEREIT, Inc.	419,646	3,726,457

		$6,822,028

Semiconductors — 1.4%
Intel Corp.	310,322	$9,396,550

		$9,396,550

Software — 1.0%
Oracle Corp.	173,999	$6,935,600

		$6,935,600

Security	Shares	Value

Telecommunications — 0.9%
Corning, Inc.	349,891	$6,532,465

		$6,532,465

Total Common Stocks (identified cost $134,822,185)		$118,483,807

Convertible Preferred Stocks — 2.6%

Security	Shares	Value

Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(8)(9)(10)	3,103	$27,493

		$27,493

Oil & Gas — 1.6%
Chesapeake Energy Corp., 5.75%	32,965	$10,466,387
SandRidge Energy, Inc., 7.00%	93,015	232,538
SandRidge Energy, Inc., 8.50%	80,591	237,743

		$10,936,668

Real Estate Investment Trusts (REITs) — 1.0%
iStar, Inc., Series J, 4.50%	157,195	$6,674,500

		$6,674,500

Total Convertible Preferred Stocks (identified cost $54,968,027)		$17,638,661

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(11)	$22,894	$22,894,274

Total Short-Term Investments (identified cost $22,894,274)		$22,894,274

Total Investments — 97.7% (identified cost $826,893,162)		$667,278,625

Other Assets, Less Liabilities — 2.3%		$15,963,181

Net Assets — 100.0%		$683,241,806

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $121,171,504 or 17.7% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $18,021,514 or 2.6% of the Portfolio’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt
NPFG	–	National Public Finance Guaranty Corp.
PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah

INR	–	Indian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	56.5%	$385,557,604
Canada	13.8	94,096,073
Brazil	5.5	37,635,670
Australia	4.1	27,947,532
Supranational	4.0	27,337,688
Mexico	3.8	26,041,947
Colombia	2.4	16,578,986
Peru	1.7	11,751,769
Ecuador	1.4	9,248,500
Germany	1.2	8,269,074
Malaysia	1.0	6,596,299
Norway	0.9	6,147,103
Netherlands	0.8	5,631,092
Mongolia	0.6	4,439,288

Total Investments	97.7%	$667,278,625

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	72.0%	$491,847,615
Canadian Dollar	8.6	58,995,842
Australian Dollar	4.3	29,032,628
Mexican Peso	3.8	26,041,947
New Zealand Dollar	2.1	14,416,177
Indian Rupee	2.0	13,752,493
Indonesian Rupiah	2.0	13,585,195
Brazilian Real	1.9	13,010,429
Malaysian Ringgit	1.0	6,596,299

Total Investments	97.7%	$667,278,625

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $803,998,888)	$644,384,351
Affiliated investment, at value (identified cost, $22,894,274)	22,894,274
Cash	223,107
Dividends receivable	116,360
Interest receivable	11,253,445
Interest receivable from affiliated investment	12,368
Receivable for investments sold	6,374,090
Tax reclaims receivable	216,223
Total assets	$685,474,218

Liabilities
Payable for investments purchased	$1,790,714
Due to custodian — foreign currency, at value (identified cost, $4,566)	4,806
Payable to affiliates:
Investment adviser fee	303,411
Trustees’ fees	3,668
Accrued expenses	129,813
Total liabilities	$2,232,412
Net Assets applicable to investors’ interest in Portfolio	$683,241,806

Sources of Net Assets
Investors’ capital	$842,740,876
Net unrealized depreciation	(159,499,070)
Total	$683,241,806

22	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$23,129,006
Dividends	2,271,139
Interest allocated from affiliated investment	62,866
Expenses allocated from affiliated investment	(2,543)
Total investment income	$25,460,468

Expenses
Investment adviser fee	$2,152,616
Trustees’ fees and expenses	19,575
Custodian fee	109,253
Legal and accounting services	39,848
Miscellaneous	16,239
Total expenses	$2,337,531

Net investment income	$23,122,937

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(149,517,320)
Investment transactions allocated from affiliated investment	152
Foreign currency transactions	(400,232)
Net realized loss	$(149,917,400)
Change in unrealized appreciation (depreciation) —
Investments	$106,054,044
Foreign currency	315,292
Net change in unrealized appreciation (depreciation)	$106,369,336

Net realized and unrealized loss	$(43,548,064)

Net decrease in net assets from operations	$(20,425,127)

23	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$23,122,937	$78,829,431
Net realized loss from investment and foreign currency transactions	(149,917,400)	(22,391,002)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	106,369,336	(270,088,885)
Net decrease in net assets from operations	$(20,425,127)	$(213,650,456)
Capital transactions —
Contributions	$18,578,207	$247,548,026
Withdrawals	(475,560,604)	(683,425,279)
Net decrease in net assets from capital transactions	$(456,982,397)	$(435,877,253)

Net decrease in net assets	$(477,407,524)	$(649,527,709)

Net Assets
At beginning of period	$1,160,649,330	$1,810,177,039
At end of period	$683,241,806	$1,160,649,330

24	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2013(1)
Ratios/Supplemental Data			2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.60	%(3)	0.58%	0.59%	0.65	%(3)
Net investment income	5.93	%(3)	4.49%	3.38%	3.53	%(3)
Portfolio Turnover	28	%(4)	45%	46%	40	%(4)

Total Return	1.94	%(4)	(11.99)%	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$683,242		$1,160,649	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

25	See Notes to Financial Statements.

Bond Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Bond Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

26

Bond Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion up to $2.5 billion, 0.51% from $2.5 billion up to $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $2,152,616 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $209,661,626 and $611,616,154, respectively, for the six months ended April 30, 2016.

27

Bond Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$831,768,323

Gross unrealized appreciation	$21,657,003
Gross unrealized depreciation	(186,146,701)

Net unrealized depreciation	$(164,489,698)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Bond Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$176,283,494	$—	$176,283,494
Foreign Corporate Bonds	—	118,891,395	—	118,891,395
Foreign Government Bonds	—	137,903,106	—	137,903,106
Convertible Bonds	—	57,493,181	—	57,493,181
Commercial Mortgage-Backed Securities	—	2,280,890	—	2,280,890
Tax-Exempt Investments	—	5,284,625	—	5,284,625
Senior Floating-Rate Loans	—	9,971,170	154,022	10,125,192
Common Stocks	118,483,807	—	0	118,483,807
Convertible Preferred Stocks	—	17,611,168	27,493	17,638,661
Short-Term Investments	—	22,894,274	—	22,894,274

Total Investments	$118,483,807	$548,613,303	$181,515	$667,278,625

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

8  Subsequent Event

On June 14, 2016, the Portfolio’s Trustees approved a change of the Portfolio’s name to Multisector Income Portfolio, effective July 18, 2016.

29

Eaton Vance

Bond Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Bond Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment professionals in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

31

Eaton Vance

Bond Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2015 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Bond Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6844 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 13, 2016